UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: April 30

Date of reporting period: July 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS OREGON MUNICIPALS

FUND

FORM N-Q

JULY 31, 2007

Legg Mason Partners Oregon Municipals Fund

Schedule of Investments (unaudited)	July 31, 2007

Face Amount	Security	Value

MUNICIPAL BONDS — 96.9%
Education — 5.8%
$600,000	Multnomah County, Educational Facilities Revenue, University of Portland Project, 6.000% due 4/1/25	$624,432
	Oregon State Facilities Authority Revenue:
475,000	FGIC-Insured, 5.000% due 10/1/34	490,252
500,000	Linfield College Project, Series A, 5.000% due 10/1/25	513,110
510,000	Refunding, Willamette University Project, Series A, 5.000% due 10/1/16	542,329
1,210,000	Senior College in Student Housing Project A, XLCA-Insured, 5.250% due 7/1/25	1,280,531
500,000	University of the Virgin Islands, Refunding & Improvement, Bonds, Series A, ACA-Insured, 6.250% due 12/1/29	530,745

	Total Education	3,981,399

Escrowed to Maturity — 1.3%
80,000	Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, 10.250% due 7/1/09 (a)	85,653
	Umatilla County Hospital Facility Authority Revenue, Catholic Health Initiatives, Series A:
465,000	5.750% due 12/1/20 (a)	493,504
285,000	5.500% due 3/1/22 (a)	304,309

	Total Escrowed to Maturity	883,466

Finance — 0.7%
500,000	Virgin Islands PFA Revenue, Series A, Senior Lien, ACA/CBI-Insured, 5.500% due 10/1/18	512,255

General Obligation — 11.0%
500,000	Jefferson County GO, School District No. 509J, FGIC-School Board Guaranty, 5.250% due 6/15/16	531,000
2,000,000	Lane County GO, Eugene School District No. 4J, FSA-Insured, 5.000% due 7/1/17	2,081,060
	Oregon State GO:
1,250,000	Series 87B, 4.700% due 12/1/41 (b)	1,186,725
2,380,000	State Board of Higher Education, Series B, 5.000% due 8/1/31	2,486,933
200,000	Veterans Welfare, Series 80A, 5.700% due 10/1/32	201,286
1,000,000	Rogue Community College District Oregon GO, Refunding, MBIA-School Board Guaranty, 5.000% due 6/15/25	1,044,210

	Total General Obligation	7,531,214

Hospitals — 16.0%
	Clackamas County, OR, Hospital Facilities Authority Revenue:
500,000	Gross-Willamette Falls Hospital Project, Radian-Insured, 5.500% due 4/1/22	525,500
	Legacy Health System:
500,000	5.750% due 5/1/16	530,480
1,000,000	5.250% due 5/1/21	1,033,380
1,000,000	Willamette Falls Hospital Project, 6.000% due 4/1/19	1,023,920
1,000,000	Hillsboro Hospital Facility Authority Revenue, Tuality Healthcare Project, Radian-Insured, 5.375% due 10/1/31	1,038,950
375,000	Klamath Falls, OR, Inter Community Hospital Authority Revenue, Unrefunded Balance, Merle West Medical Center, 6.250% due 9/1/31	398,692
500,000	Multnomah County Hospital Facility Authority Revenue, Providence Health Systems, 5.250% due 10/1/24	524,580
1,000,000	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities, Series A, Ryder Memorial Hospital Project, 6.700% due 5/1/24	1,002,690
3,000,000	Salem, OR, Hospital Facility Authority Revenue, Salem Hospital Project, Series A, 5.000% due 8/15/36	2,981,730

See Notes to Schedule of Investments.

Legg Mason Partners Oregon Municipals Fund

Schedule of Investments (unaudited) (continued)	July 31, 2007

Face Amount	Security	Value

Hospitals — 16.0% (continued)
	Umatilla County Hospital Facility Authority Revenue, Catholic Health Initiatives, Series A:
$535,000	5.750% due 12/1/20	$565,581
215,000	5.500% due 3/1/22	227,440
1,000,000	5.000% due 5/1/22	1,035,800

	Total Hospitals	10,888,743

Housing: Multi-Family — 3.0%
260,000	MFH Revenue Bond Pass-Through Certificates Beneficial Ownership, Pacific Tower Apartments, Series 6, 6.050% due 11/1/34 (b)(c)	269,599
500,000	Portland Housing Authority, Multi-Family Revenue, Cherry Blossom Apartments, Series A, GNMA-Collateralized, 6.100% due 12/20/26 (b)	511,995
	Washington County Housing Authority, Multi-Family Revenue:
1,000,000	Affordable Housing Pool, Series A, 6.125% due 7/1/29	1,028,650
220,000	Terrace View Project, FNMA-Collateralized, 5.500% due 12/1/17 (b)	223,725

	Total Housing: Multi-Family	2,033,969

Housing: Single-Family — 2.7%
	Oregon State Housing & Community Services Department, Mortgage Revenue:
1,500,000	Series B, 4.850% due 7/1/37 (b)	1,465,200
235,000	Single-Family Mortgage Program, Series F, 5.550% due 7/1/30	238,335
110,000	Virgin Islands HFA, Single-Family Revenue, GNMA Mortgage-Backed Securities Program, Series A, GNMA-Collateralized, 6.450% due 3/1/16 (b)	110,142

	Total Housing: Single-Family	1,813,677

Life Care Systems — 1.6%
1,000,000	Yamhill County Hospital Authority, Friendsview Retirement Community, 7.000% due 12/1/34	1,068,400

Miscellaneous — 0.8%
500,000	Oregon State Department of Administrative Services, Lottery Revenue, Series B, FSA-Insured, 5.000% due 4/1/19	523,300

Pre-Refunded — 28.6%
	Clackamas County GO:
500,000	Canby School District No. 86, School Board Guaranty, Call 6/15/10 @ 100, 5.250% due 6/15/20 (d)	519,215
500,000	Lake Oswego School District No. 7J, MBIA-Insured, Call 6/1/11 @ 100, 5.000% due 6/1/26 (d)	520,620
2,000,000	Clackamas County, Hospital Facilities Authority Revenue, Mary’s Woods at Marylhurst Inc., Senior Living Facilities, Series A, Call 5/15/09 @ 102, 6.625% due 5/15/29 (d)	2,132,700
300,000	Deschutes County GO, Administrative School District No. 1, Series A, FSA-School Board Guaranty, Call 6/15/11 @ 100, 5.500% due 6/15/18 (d)	317,832
500,000	Eugene Water Revenue, Utilities Systems, FSA-Insured, Call 8/1/10 @ 100, 5.875% due 8/1/30 (d)	529,105
850,000	Forest Grove, Campus Improvement & Refunding Revenue, Pacific University, Radian-Insured, Call 5/1/10 @ 100, 6.300% due 5/1/25 (d)	904,825
500,000	Jackson County GO, Central Point School District No. 6, FGIC-School Board Guaranty, Call 6/15/10 @ 100, 5.250% due 6/15/20 (d)	519,490
625,000	Klamath Falls, OR, Inter Community Hospital Authority Revenue, Merle West Medical Center, Call 9/1/12 @ 101, 6.250% due 9/1/31 (d)	695,656
1,000,000	Klamath Falls, OR, Wastewater Revenue, AMBAC-Insured, Call 6/1/10 @ 100, 5.500% due 6/1/25 (d)	1,045,120
300,000	Lebanon Urban Renewal Agency, Call 6/1/09 @ 100, 5.500% due 6/1/14 (d)	308,745
500,000	Multnomah County GO, Reynolds School District No. 7, School Board Guaranty, Call 6/15/11 @ 100, 5.125% due 6/15/20 (d)	523,045

See Notes to Schedule of Investments.

Legg Mason Partners Oregon Municipals Fund

Schedule of Investments (unaudited) (continued)	July 31, 2007

Face Amount	Security	Value

Pre-Refunded — 28.6% (continued)
$500,000	Multnomah-Clackamas County GO, Centennial School District No. 28-302, FGIC-School Board Guaranty, Call 6/15/11 @ 100, 5.000% due 6/15/21 (d)	$520,815
500,000	Northern Mariana Islands Commonwealth GO, Series A, Call 6/1/10 @ 100, 7.375% due 6/1/30 (d)	548,870
500,000	Oregon State Department of Administrative Services, COP, Series A, AMBAC-Insured, Call 5/1/10 @ 101, 6.250% due 5/1/17 (d)	535,845
	Oregon State Department of Transportation Highway User Tax Revenue:
500,000	Call 11/15/10 @ 100, 5.375% due 11/15/20 (d)	524,065
1,000,000	FGIC-School Board Guaranty, Call 11/15/12 @ 100, 5.500% due 11/15/18 (d)	1,076,650
1,000,000	Series A, Call 11/15/12 @ 100, 5.500% due 11/15/20 (d)	1,076,650
765,000	Oregon State Facilities Authority Revenue, FGIC-Insured, Call 10/1/14 @ 100, 5.000% due 10/1/34 (d)	814,144
	Oregon State Health, Housing, Educational & Cultural Facilities Authority, Series A:
1,000,000	Linfield College Project, Call 10/1/10 @ 101, 6.625% due 10/1/20 (d)	1,090,030
	Western St. Chiropractic, ACA-Insured, Call 12/1/09 @ 102:
785,000	6.350% due 12/1/20 (d)	843,891
545,000	6.350% due 12/1/25 (d)	585,886
500,000	Tillamook County GO, School District No. 9, FSA-School Board Guaranty, Call 6/15/12 @ 100, 5.250% due 6/15/22 (d)	530,090
500,000	Tri-County Metropolitan Transportation District Revenue, Series A, Call 8/1/10 @ 100, 5.375% due 8/1/20 (d)	521,800
1,000,000	Virgin Islands Public Finance Authority Revenue, Series A, Gross Receipts Taxes Loan Notes, Call 10/1/10 @ 101, 6.500% due 10/1/24 (d)	1,089,460
500,000	Washington County GO, Forest Grove School District No. 15, FSA-School Board Guaranty, Call 6/15/11 @ 100, 5.000% due 6/15/21 (d)	520,815
1,135,000	Washington, Multnomah & Yamill County GO, School District No. 1J, MBIA-Insured, Call 6/1/11 @ 100, 5.125% due 6/1/17 (d)	1,185,984

	Total Pre-Refunded	19,481,348

Public Facilities — 3.8%
500,000	Oregon State Bond Bank Revenue, Economic & Community Development Department, Series B, MBIA-Insured, 5.500% due 1/1/26	519,415
1,000,000	Oregon State Department of Administrative Services, Series A, FSA-Insured, 5.000% due 5/1/30	1,038,290
1,000,000	Oregon State, Department of Administrative Services, Series A, FGIC-Insured, 5.000% due 11/1/32	1,041,250

	Total Public Facilities	2,598,955

Solid Waste — 3.1%
1,975,000	Wasco County, OR, Solid Waste Disposal Revenue, Waste Connections Inc. Project, 7.250% due 3/1/21 (b)	2,094,784

Tax Allocation — 1.5%
1,000,000	Portland, OR, Urban Renewal & Redevelopment, Series A, AMBAC-Insured, 5.000% due 6/15/18	1,063,230

Transportation — 9.1%
3,400,000	Oregon State Department of Transportation, Highway User Tax Revenue, Refunding Senior Lien, Series C, 5.000% due 11/15/19	3,616,274
1,000,000	Port of Portland Airport Revenue, Portland International Airport, Series B, AMBAC-Insured, 5.500% due 7/1/18 (b)	1,032,090
500,000	Puerto Rico Port Authority Revenue, Special Facilities, American Airlines Inc., Series A, 6.250% due 6/1/26 (b)	504,800

See Notes to Schedule of Investments.

Legg Mason Partners Oregon Municipals Fund

Schedule of Investments (unaudited) (continued)	July 31, 2007

Face Amount	Security	Value

Transportation — 9.1% (continued)
$1,000,000	Tri City Metropolitan Transportation District Oregon Revenue, Refunding Ltd. Tax Pledge, Series A, FSA-Insured, 5.000% due 9/1/18	$1,054,990

	Total Transportation	6,208,154

Water & Sewer — 7.9%
	Lane County, OR, Metropolitan Wastewater Management Commission Revenue, FGIC-Insured:
275,000	5.000% due 11/1/24	289,325
1,940,000	5.000% due 11/1/25	2,038,027
135,000	Port of Umatilla, OR, Water Revenue, LOC-Bank of America, 6.650% due 8/1/22 (b)	136,423
3,000,000	Portland, OR, Water System Revenue, Second Lien, Series A, MBIA-Insured, 4.500% due 10/1/31	2,917,950

	Total Water & Sewer	5,381,725

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $64,204,036)	66,064,619

SHORT-TERM INVESTMENTS — 1.9%
General Obligation — 1.9%
	Oregon State GO:
400,000	Series 73F, SPA-Bayerische Landesbank, 3.570%, 8/1/07 (e)	400,000
900,000	Veterans Welfare, Series 86, SPA-Dexia Credit Local, 3.700%, 8/1/07 (e)	900,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $1,300,000)	1,300,000

	TOTAL INVESTMENTS — 98.8% (Cost — $65,504,036#)	67,364,619
	Other Assets in Excess of Liabilities — 1.2%	803,693

	TOTAL NET ASSETS — 100.0%	$68,168,312

(a)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(c)	Variable rate securities. Coupon rates disclosed are those which are in effect at July 31, 2007. Maturity date shown is the date of the next coupon rate reset or actual maturity.
(d)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(e)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ACA - American Capital Assurance
AMBAC - Ambac Assurance Corporation
CBI - Certificate of Bond Insurance
COP - Certificate of Participation
FGIC - Financial Guaranty Insurance Company
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
GO - General Obligation
HFA - Housing Finance Authority
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance Corporation
MFH - Multi-Family Housing
PFA - Public Facilities Authority
Radian - Radian Assets Assurance
SPA - Standby Bond Purchase Agreement
XLCA - XL Capital Assurance Inc.

Ratings Table July 31, 2007† (unaudited)

S&P/Moody’s/Fitch‡
AAA/Aaa	50.1%
AA/Aa	21.1
A	8.9
BBB/Baa	9.6
CCC/Caa	0.8
A-1/VMIG1/F-1	1.9
NR	7.6
100%

† As a Percent of Total Investments

‡ S&P primary rating; Moody’s secondary, then Fitch. See pages 5 to 7 for definition of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bond Ratings (unaudited) (continued)

Ba	—

Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.
AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC	—

Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit features are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Oregon Municipals Fund (the “Fund”), is a separate non-diversified series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within Oregon, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Oregon.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$ 2,292,985
Gross unrealized depreciation	(432,402)

Net unrealized appreciation	$ 1,860,583

ITEM 2.	CONTROLS AND PROCEDURES.
(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust
By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: September 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: September 26, 2007

By	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: September 26, 2007